Semi
Annual
Report

[GRAPHIC OMITTED]

                                                               DECEMBER 31, 2002


INSTITUTIONAL FIDUCIARY TRUST


   FRANKLIN'S IFT MONEY MARKET PORTFOLIO

   FRANKLIN U.S. GOVERNMENT SECURITIES
   MONEY MARKET PORTFOLIO



     [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
       INVESTMENTS

                                           THANK YOU FOR INVESTING WITH FRANKLIN
                                         TEMPLETON INVESTMENTS. WE ENCOURAGE OUR
                                               INVESTORS TO MAINTAIN A LONG-TERM
                                               PERSPECTIVE AND REMEMBER THAT ALL
                                             SECURITIES MARKETS MOVE BOTH UP AND
                                          DOWN, AS DO PORTFOLIO SHARE PRICES. WE
                                           APPRECIATE YOUR PAST SUPPORT AND LOOK
                                        FORWARD TO SERVING YOUR INVESTMENT NEEDS
                                                             IN THE YEARS AHEAD.



[PHOTO OMITTED]
CHARLES B. JOHNSON
CHAIRMAN
INSTITUTIONAL FIDUCIARY TRUST

CONTENTS


Shareholder Letter .........   1

Fund Reports

 Franklin's IFT
 Money Market Portfolio ....   4

 Franklin U.S. Government
 Securities Money Market
 Portfolio .................   6

Financial Highlights &
Statements
of Investments .............   9

Financial Statements .......  13

Notes to
Financial Statements .......  16




SHAREHOLDER LETTER


Dear Shareholder:

This semiannual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio covers the period from July 1, 2002 through December 31, 2002.

Modest economic growth, accommodative short-term interest rates, and continued volatility characterized the financial conditions in the U.S. during the six-month period under review.

As we entered the second half of 2002, there was evidence that many of the economic headwinds that led to the recession in 2001 were still present and potentially slowing the economy. After an encouraging first quarter annualized gross domestic product (GDP) growth of 5.0%, the economy sputtered into the second half of 2002 on the heels of 1.3% second quarter annualized GDP growth. The recession of 2001 could be characterized as business driven, so it was natural to look to business to be the primary driver of the recovery. Nonresidential fixed investment (a measure of business expenditures) continued to fall in the period under review. In 2002, business spending was down some 5.6%. This is not entirely unexpected, as the capacity utilization rate ended the year at 75.6%, well below its 81% average over the past 20 years. With investment falling and plenty of slack in the economy, unemployment reached 6.0%, its highest level since 1994. This is of particular concern since





[GRAPHIC OMITTED]

FUND CATEGORY

Global

Growth

Growth & Income

Income              X

Tax-Free Income
it has been the consumer that has helped the economy maintain a moderate level of growth to date. As unemployment increased, consumer confidence fell during the period, with the October reading of the University of Michigan Consumer Sentiment Index registering at 80.6, the lowest level in nearly a decade.

While the economy faces some significant headwinds, there are several important mitigating factors. Productivity accelerated in the second half of 2002 to over 5%, as American workers produced more per unit of labor than ever before. This has enabled corporations to show consecutive quarters of earnings growth for the first time in a number of quarters. The consumer, while concerned with the economy and unemployment, continues to increase expenditures, albeit at a more moderate rate. Real estate has been an area of particular strength, as housing starts continue to rise and mortgage rates remain very low. The development of the Chinese marketplace and declining prices around the world have muted inflation for the time being, which argues for continued low interest rates. With the addition of fiscal stimulus in the form of tax cuts, there are a number of very positive factors on which to focus as we begin the new year.

In spite of the positive signs in the economy, including third quarter GDP growth rising at an annualized rate of 4%, there continues to be a disconnect with the stock market, which registered its third consecutive annual decline. This is a result of a number of factors, but a key element in the valuation of the stock market and other assets is geopolitical risk. Current global risks are generating great uncertainty and volatility, and they can make the valuation process difficult.

While the U.S. Federal Reserve ("the Fed") does not target the stock market specifically when developing its policy, it does focus on the economy as a whole. The Fed kept the overnight federal funds rate constant at 1.75% for most of 2002 before lowering rates by 50 basis points in November to 1.25%. This move shows that the Fed, keenly aware of the risks that exist, remains vigilant and will continue to do everything it can to ensure U.S. economic vitality. With the overnight rate at 1.25%, it appears that the Fed may not have much more maneuverability. In recent speeches and papers, however, the Fed has alluded to its ability to influence the economy beyond adjusting the federal funds rate, such as by purchasing real assets in order to inject liquidity into the system.

Looking forward, we believe that the risks to the economy are such that the Fed will likely keep the federal funds rate unchanged in the first half of 2003. In fact, in December, the Fed publicly shifted its policy focus from concern over slowing economic growth to a more balanced stance, suggesting that they will probably move with the economy and, as such, need time to review additional economic indicators.

Please remember, this discussion reflects our views and opinions, as well as the portfolios' holdings, as of December 31, 2002, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Funds' portfolio compositions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,


/S/ CHARLES B. JOHNSON
Charles B. Johnson
Chairman
Institutional Fiduciary Trust

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO




Franklin's IFT Money Market Portfolio (the "Fund") seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the "Portfolio"), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations 1
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities 1

The Portfolio's composition as a percentage of total investments on December 31, 2002, is shown to the left.






THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/02

[GRAPHIC OMITTED]

Commercial Paper           32.3%
Certificates of Deposit    28.0%
U.S. Government Securities 30.6%
Repurchase Agreements       9.1%



1. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.

PERFORMANCE SUMMARY


Reflecting the decline in short-term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 1.61% (as of June 30, 2002) and ended at 1.16% on December 31, 2002. The average weighted maturity was 63 days as of June 30, 2002, compared to 47 days as of December 31, 2002.


FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index 2
Period ended December 31, 2002


[GRAPHIC OMITTED]


                           One-Year     Three-Year     Five-Year     Ten-Year
-------------------------------------------------------------------------------
Franklin's IFT Money
Market Portfolio             1.57%         12.34%        24.35%         57.44%

Lipper Institutional
Money Market Funds Index     1.74%         12.76%        24.98%         57.29%



FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period ended December 31, 2002
----------------------------------
Seven-day current yield 3    1.15%

Seven-day effective yield 3  1.16%

Average weighted maturity  47 days

2. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2002, there were 262 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

3. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.



Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO


The Franklin U.S. Government Securities Money Market Portfolio (the "Fund") seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the "Portfolio"), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, stripped securities (which are separate income and principal components of a debt security) and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. 4 The Portfolio's composition as a percentage of total investment on December 31, 2002, is shown to the left.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market

U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/02


[GRAPHIC OMITTED]
Repurchase Agreements 72.4%
U.S. Treasury Notes   17.5%
U.S. Treasury Bills   10.1%




4. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.

Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust. 5





5. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each Fund's prospectus.

PERFORMANCE SUMMARY


Reflecting the decline in short-term interest rates, the Fund's seven-day effective yield began the reporting period at 1.56% (as of June 30, 2002) and ended at 1.01% as of December 31, 2002. The average weighted maturity was 37 days as of June 30, 2002 compared to 35 days as of December 31, 2002.



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Money Market Funds Index 6
Period ended December 31, 2002

[GRAPHIC OMITTED]


                         One-Year    Three-Year    Five-Year     Ten-Year

Franklin U.S.
Government Securities
Money Market Portfolio     1.47%       11.60%        23.07%        55.04%


Lipper Institutional
U.S. Government Money
Market Funds Index         1.53%       11.62%        22.79%        52.94%



Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 0.93% and 0.94%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET
PORTFOLIO
Period ended December 31, 2002
-----------------------------------
Seven-day current yield 7     1.00%

Seven-day effective yield 7   1.01%

Average weighted maturity   35 days

6. Source for Lipper Institutional U.S. Government Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2002, there were 148 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

7. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.


Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO

                                               SIX MONTHS ENDED         YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2002 -------------------------------------------------
                                                  (UNAUDITED)     2002       2001       2000       1999      1998
                                               -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........      $1.00        $1.00      $1.00      $1.00      $1.00     $1.00
                                               --------------------------------------------------------------------
Income from investment operations -
 net investment income .......................       .007         .024       .057       .054       .049      .054
Less distributions from net investment
 income ......................................      (.007)       (.024)     (.057)     (.054)     (.049)    (.054)
                                               --------------------------------------------------------------------
Net asset value, end of period ...............      $1.00        $1.00      $1.00      $1.00      $1.00     $1.00
                                               ====================================================================

Total return a ...............................        .72%        2.42%      5.84%      5.54%      5.02%     5.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............  $2,899,089   $2,342,404 $2,046,618 $1,010,170 $1,289,010  $175,881
Ratios to average net assets:
 Expenses b ..................................        .35% c       .35%       .35%       .35%       .31%      .20%
 Expenses excluding waiver and payments
   by affiliate b ............................        .37% c       .38%       .37%       .40%       .33%      .24%
 Net investment income .......................       1.41% c      2.30%      5.64%      5.48%      4.82%     5.44%


a Total return is not annualized for periods less than one year.
b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
c Annualized


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)



MONEY MARKET PORTFOLIO                                                             SHARES         VALUE
----------------------------------------------------------------------------------------------------------

MUTUAL FUNDS (COST $2,899,699,840) 100.0%
The Money Market Portfolio (Note 1) ........................................  2,899,699,840 $2,899,699,840
OTHER ASSETS, LESS LIABILITIES .............................................                      (610,968)
                                                                                            --------------
NET ASSETS 100.0% ..........................................................                $2,899,088,872
                                                                                            ==============


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                   SIX MONTHS ENDED               YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2002 -------------------------------------------------
                                                     (UNAUDITED)      2002       2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............    $1.00        $1.00      $1.00     $1.00     $1.00     $1.00
                                                       --------------------------------------------------------------
Income from investment operations -
 net investment income .............................     .007         .022       .054      .051      .047      .054
Less distributions from net investment income ......    (.007)       (.022)     (.054)    (.051)    (.047)    (.054)
                                                       --------------------------------------------------------------
Net asset value, end of period .....................    $1.00        $1.00      $1.00     $1.00     $1.00     $1.00
                                                       ==============================================================

Total return a .....................................      .68%        2.22%      5.52%     5.27%     4.82%     5.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................   $61,300      $85,057    $53,887   $56,436  $111,566  $131,151
Ratios to average net assets:
 Expenses b ........................................      .35% c       .35%       .35%      .35%      .30%      .20%
 Expenses excluding waiver and payments by
  affiliate b ......................................      .41% c       .42%       .46%      .43%      .34%      .26%
 Net investment income .............................     1.33% c      2.06%      5.40%     5.08%     4.69%     5.34%



a Total return is not annualized for periods less than one year.
b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
c Annualized


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                             SHARES      VALUE
---------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $61,317,760) 100.0%
The U.S. Government Securities Money Market Portfolio (Note 1) .................   61,317,760 $61,317,760
OTHER ASSETS, LESS LIABILITIES .................................................                  (18,145)
                                                                                              -----------
NET ASSETS 100.0% ..............................................................              $61,299,615
                                                                                              ===========


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)


                                                                               FRANKLIN
                                                                            U.S. GOVERNMENT
                                                             MONEY MARKET  SECURITIES MONEY
                                                               PORTFOLIO   MARKET PORTFOLIO
                                                            -------------------------------
Assets:
 Investments in securities, at value and cost ...........   $2,899,699,840    $61,317,760
                                                            -------------------------------
     Total assets .......................................    2,899,699,840     61,317,760
                                                            -------------------------------
Liabilities:
 Payables:
  Affiliates ............................................          417,823          9,293
  Unaffiliated transfer agent fees ......................           17,400          1,063
 Distributions to shareholders ..........................          148,041          5,936
 Other liabilities ......................................           27,704          1,853
                                                            -------------------------------
     Total liabilities ..................................          610,968         18,145
                                                            -------------------------------
Net assets, at value ....................................   $2,899,088,872    $61,299,615
                                                            ===============================
Shares outstanding ......................................    2,899,088,872     61,299,615
                                                            ===============================
Net asset value per share ...............................            $1.00          $1.00
                                                            ===============================



                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


                                                                                       FRANKLIN
                                                                                    U.S. GOVERNMENT
                                                                     MONEY MARKET  SECURITIES MONEY
                                                                       PORTFOLIO   MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------
Investment income:
 Dividends .......................................................   $22,211,772       $604,218
                                                                     -------------------------------
Expenses:
 Administrative fees (Note 3) ....................................     2,750,690         78,853
 Transfer agent fees (Note 3) ....................................        22,587          3,174
 Reports to shareholders .........................................         4,408          3,747
 Registration and filing fees ....................................        41,121          5,867
 Professional fees ...............................................        19,083          6,872
 Trustees' fees and expenses .....................................        15,863            399
 Other ...........................................................        90,480          1,126
                                                                     -------------------------------
    Total expenses ...............................................     2,944,232        100,038
    Expenses waived/paid by affiliate (Note 3) ...................      (192,329)       (21,275)
                                                                     -------------------------------
     Net expenses ................................................     2,751,903         78,763
                                                                     -------------------------------
       Net investment income .....................................    19,459,869        525,455
                                                                     -------------------------------
Net increase in net assets resulting from operations .............   $19,459,869       $525,455
                                                                     ===============================


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                                                   FRANKLIN U.S. GOVERNMENT SECURITIES
                                                      MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                    SIX MONTHS          YEAR           SIX MONTHS          YEAR
                                                       ENDED            ENDED             ENDED            ENDED
                                                 DECEMBER 31, 2002  JUNE 30, 2002   DECEMBER 31, 2002  JUNE 30, 2002
                                                 ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................... $   19,459,869   $   55,364,154     $   525,455       $ 1,453,298
 Distributions to shareholders from
  net investment income .........................    (19,459,869)     (55,364,154)       (525,455)       (1,453,298)
 Capital share transactions (Note 2) ............    556,684,626      295,786,206     (23,757,393)       31,169,870
                                                 ---------------------------------------------------------------------
     Net increase (decrease) in net assets ......    556,684,626      295,786,206     (23,757,393)       31,169,870
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ...........................  2,342,404,246    2,046,618,040      85,057,008        53,887,138
                                                 ---------------------------------------------------------------------
  End of period ................................. $2,899,088,872   $2,342,404,246     $61,299,615       $85,057,008
                                                 =====================================================================

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Shares of the Money Market Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2002, investment companies managed by Advisers or its affiliates owned 1,539,814,127 shares of the Money Market Fund.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

The Money Market Fund and the U.S. Government Fund hold portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At December 31, 2002, the Money Market Fund owns 53.99% of The Money Market Portfolio and the U.S. Government Fund owns 30.72% of The U.S. Government Securities Money Market Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2002, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                                  FRANKLIN
                                                                               U.S. GOVERNMENT
                                                                                 SECURITIES
                                                                 MONEY MARKET   MONEY MARKET
                                                                   PORTFOLIO      PORTFOLIO
                                                                ------------------------------
Six months ended December 31, 2002
 Shares sold ................................................   $ 8,028,825,556  $132,430,939
 Shares issued in reinvestment of distributions .............        18,018,698       471,714
 Shares redeemed ............................................    (7,490,159,628) (156,660,046)
                                                                ==============================
  Net increase (decrease) ...................................   $   556,684,626  $(23,757,393)
                                                                ==============================
Year ended June 30, 2002
 Shares sold ................................................   $14,412,608,705  $195,057,653
 Shares issued in reinvestment of distributions .............        48,389,019     1,258,605
 Shares redeemed ............................................   (14,165,211,518) (165,146,388)
                                                                ==============================
  Net increase ..............................................   $   295,786,206  $ 31,169,870
                                                                ==============================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $25,761, of which $1,878 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                              SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                             DECEMBER 31, 2002  --------------------------------------------------
                                                (UNAUDITED)     2002        2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ........      $1.00        $1.00       $1.00      $1.00      $1.00      $1.00
                                              ---------------------------------------------------------------------
Income from investment operations -
 net investment income ......................       .008         .026        .059       .056       .051       .055
Less distributions from net
 investment income ..........................      (.008)       (.026)      (.059)     (.056)     (.051)     (.055)
                                              ---------------------------------------------------------------------
Net asset value, end of period ..............      $1.00        $1.00       $1.00      $1.00      $1.00      $1.00
                                              =====================================================================

Total return a ..............................       .82%        2.63%       6.08%      5.75%      5.18%      5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........... $5,371,273   $4,734,196  $4,490,919 $4,144,043 $3,672,404 $2,043,629
Ratios to average net assets:
 Expenses ...................................       .15% b       .15%        .15%       .15%       .15%       .15%
 Expenses excluding waiver by affiliate .....       .16% b       .16%        .16%       .16%       .15%       .16%
 Net investment income ......................      1.62% b      2.56%       5.91%      5.65%      5.04%      5.50%


a Total return is not annualized for periods less than one year.
b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                   PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                         AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT 27.9%
 Australia & New Zealand Banking, New York Branch, 1.76%, 1/23/03 - 1/24/03 ... $100,000,000 $ 100,000,000
 Bank of Montreal, Chicago Branch, 1.69%, 1/15/03 .............................   25,000,000    25,000,097
 Banque Nationale De Paris, New York Branch, 1.68%, 1/09/03 ...................   75,000,000    75,000,166
 Bayerische Landesbank, New York Branch, 1.76%, 2/25/03 - 2/26/03 .............  100,000,000   100,001,532
 Credit Agricole, New York Branch, 1.75% - 2.73%, 1/17/03 - 3/11/03 ...........   75,000,000    75,000,000
 Dexia Bank, New York Branch, 1.31% - 1.335%, 2/07/03 - 2/18/03 ...............  125,000,000   125,001,537
 Lloyds Bank PLC, New York Branch, 1.32%, 3/18/03 - 3/19/03 ...................  100,000,000   100,001,059
 Rabobank Nederland N.V., New York Branch, 2.745% - 2.76%, 3/13/03 - 3/24/03 ..  100,000,000    99,975,224
 Royal Bank of Canada, New York Branch, 1.82% - 2.615%, 1/14/03 - 5/30/03 .....  125,000,000   124,995,249
 State Street Bank and Trust, Boston Branch, 1.33%, 3/03/03 - 3/04/03 .........  100,000,000   100,001,703
 Svenska Handelsbanken, New York Branch, 1.31% - 1.67%, 1/08/03 - 2/12/03 .....  100,000,000   100,000,678
 Toronto Dominion Bank, New York Branch, 1.65% - 1.78%, 1/10/03 - 1/27/03 .....  125,000,000   124,999,913
 UBS AG, Stamford Branch, 1.71% - 2.825%, 1/22/03 - 3/24/03 ...................  100,000,000   100,000,290
 Wells Fargo Bank N.A., San Francisco Branch, 1.68%, 4/01/03 ..................  100,000,000   100,091,119
 Westdeutsche Landesbank, New York Branch, 1.68% - 2.27%, 1/15/03 - 6/30/03 ...  150,000,000   149,985,131
                                                                                            --------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $1,500,053,698) ..........................              1,500,053,698
                                                                                            --------------
 COMMERCIAL PAPER 32.2%
aAbbey National North America Corp., 1.30%, 2/13/03 - 2/14/03 .................  100,000,000    99,842,917
aAmerican International Group, 1.69%, 1/17/03 - 1/21/03 .......................  100,000,000    99,915,500
aBank of Montreal, 1.65%, 1/06/03 - 1/07/03 ...................................  100,000,000    99,974,792
aBarclays U.S. Funding Corp., 1.32% - 1.52%, 2/05/03 - 3/17/03 ................   75,000,000    74,857,361
aCanadian Wheat Board, 1.30%, 3/17/03 - 3/28/03 ...............................   57,000,000    56,831,542
aCoca Cola Co., 1.29% - 1.70%, 1/22/03 - 2/24/03 ..............................   94,963,000    94,836,049
aCommonwealth Bank of Australia, 1.795% - 1.82%, 1/13/03 ......................   73,000,000    72,955,905
aDen Danske Corp. Inc., 1.32% - 1.67%, 1/16/03 - 2/20/03 ......................  100,000,000    99,873,542
aGeneral Electric Capital Corp., 1.31%, 2/03/03 - 2/04/03 .....................  100,000,000    99,878,097
aInternationale Ned. U.S. Funding, 1.52%, 1/29/03 - 1/30/03 ...................  100,000,000    99,879,667
aNestle Capital Corp., 1.30%, 3/06/03 - 3/07/03 ...............................  100,000,000    99,767,083
aNovartis Finance Corp., 1.24% - 1.26%, 1/06/03 - 1/30/03 .....................   95,600,000    95,563,591
aPfizer Inc., 1.29%, 2/21/03 - 2/27/03 ........................................  125,000,000   124,755,437
aProvince of British Columbia, 1.70%, 1/21/03 .................................   21,400,000    21,379,789
aSalomon Smith Barney Holdings, 1.15%, 1/02/03 ................................  225,000,000   224,992,813
aSiemens Capital Corp., 1.30%, 2/20/03 ........................................   40,000,000    39,927,775
aSociete Generale of North America Inc., 1.33%, 2/10/03 - 2/11/03 .............  100,000,000    99,850,375
aWestpac Capital Corp., 1.30% - 1.34%, 3/14/03 - 4/07/03 ......................  125,000,000   124,602,000
                                                                                            --------------
 TOTAL COMMERCIAL PAPER (COST $1,729,684,235) .................................              1,729,684,235
                                                                                            --------------
 U.S. GOVERNMENT AGENCY SECURITIES 30.6%
 Fannie Mae, 1.23% - 1.47%, 1/02/03 - 5/14/03 .................................  996,564,000   993,952,614
 Federal Home Loan Bank, .75% - 1.235%, 1/02/03 - 2/07/03 .....................  180,125,000   179,948,326
 Federal Home Loan Mortgage Corp., 1.23% - 1.695%, 1/16/03 - 4/02/03 ..........  467,646,000   466,795,130
                                                                                            --------------
 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,640,696,070) ................              1,640,696,070
                                                                                            --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,870,434,003) .........              4,870,434,003
                                                                                            --------------

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)


                                                                                  PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                        AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS 9.1%
 bABN AMRO Bank, N.V., New York Branch, 1.20%, 1/02/03
  (Maturity Value $169,915,327) .............................................. $169,904,000  $ 169,904,000
  Collateralized by U.S. Government Agency Securities
 bDeutsche Bank Securities Inc., 1.05%, 1/02/03
  (Maturity Value $60,408,524) ...............................................   60,405,000     60,405,000
  Collateralized by U.S. Treasury Notes
 bMorgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $60,408,624) .....   60,405,000     60,405,000
  Collateralized by U.S. Treasury Notes
 bUBS Warburg LLC, 1.25%, 1/02/03 (Maturity Value $200,013,889) ..............  200,000,000    200,000,000
  Collateralized by U.S. Government Agency Securities
                                                                                            --------------
 TOTAL REPURCHASE AGREEMENTS (COST $490,714,000) .............................                 490,714,000
                                                                                            --------------
 TOTAL INVESTMENTS (COST $5,361,148,003) 99.8% ...............................               5,361,148,003
 OTHER ASSETS, LESS LIABILITIES .2% ..........................................                  10,125,209
                                                                                            --------------
 NET ASSETS 100.0% ...........................................................              $5,371,273,212
                                                                                            ==============



a Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
b See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                               SIX MONTHS ENDED                YEAR ENDED JUNE 30,
                                              DECEMBER 31, 2002  ------------------------------------------------
                                                 (UNAUDITED)      2002      2001       2000      1999      1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                               ------------------------------------------------------------------
Income from investment operations -
 net investment income ........................      .008         .024      .056       .054      .049      .054
Less distributions from net investment
 income .......................................     (.008)       (.024)    (.056)     (.054)    (.049)    (.054)
                                               ------------------------------------------------------------------
Net asset value, end of period ................     $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                               ==================================================================

Total return a ................................      .77%        2.43%     5.75%      5.48%     4.97%     5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............  $199,594     $226,676  $186,718   $221,993  $258,458  $263,226
Ratios to average net assets:
 Expenses .....................................      .15% b       .15%      .15%       .15%      .15%      .15%
 Expenses excluding waiver by affiliate .......      .16% b       .16%      .16%       .16%      .15%      .16%
 Net investment income ........................     1.53% b      2.33%     5.63%      5.36%     4.84%     5.40%


a Total return is not annualized for periods less than one year.
b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                     PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 27.6%
 U.S. Treasury Bill, 3/06/03 ...................................................  $10,000,000 $  9,970,844
 U.S. Treasury Bill, 4/17/03 ...................................................   10,000,000    9,951,711
 U.S. Treasury Bill, 5/01/03 ...................................................    5,000,000    4,980,167
 U.S. Treasury Bill, 6/05/03 ...................................................    5,000,000    4,972,983
 U.S. Treasury Bill, 6/26/03 ...................................................    5,000,000    4,970,789
 U.S. Treasury Note, 4.75%, 1/31/03 ............................................    5,000,000    5,010,258
 U.S. Treasury Note, 5.50%, 3/31/03 ............................................    5,000,000    5,037,393
 U.S. Treasury Note, 5.50%, 5/31/03 ............................................    5,000,000    5,061,497
 U.S. Treasury Note, 2.75%, 9/30/03 ............................................    5,000,000    5,049,891
                                                                                              ------------
 TOTAL GOVERNMENT SECURITIES (COST $55,005,533) ................................                55,005,533
                                                                                              ------------
 REPURCHASE AGREEMENTS 72.3%
 aABN AMRO Bank, N.V., New York Branch, 1.05%, 1/02/03
  (Maturity Value $9,000,525) ..................................................    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bills
 aBanc of America Securities LLC, 1.03%, 1/02/03 (Maturity Value $9,000,515) ...    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bonds
 aBarclays Capital Inc., 1.05%, 1/02/03 (Maturity Value $9,000,525) ............    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bills
 aBear, Stearns & Co. Inc., 1.125%, 1/02/03 (Maturity Value $20,001,250) .......   20,000,000   20,000,000
  Collateralized by U.S. Treasury Notes
 aDeutsche Bank Securities Inc., 1.05%, 1/02/03 (Maturity Value $29,691,732) ...   29,690,000   29,690,000
  Collateralized by U.S. Treasury Notes
 aDresdner Kleinwort Wasserstein Securities LLC, 1.05%, 1/02/03
  (Maturity Value $9,000,525) ..................................................    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bills
 aGoldman, Sachs & Co., 1.05%, 1/02/03 (Maturity Value $20,001,167) ............   20,000,000   20,000,000
  Collateralized by U.S. Treasury Notes
 aMorgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $29,696,782) .......   29,695,000   29,695,000
  Collateralized by U.S. Treasury Notes
 aUBS Warburg LLC, 1.10%, 1/02/03 (Maturity Value $9,000,550) ..................    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bonds
                                                                                              ------------
 TOTAL REPURCHASE AGREEMENTS (COST $144,385,000) ...............................               144,385,000
                                                                                              ------------
 TOTAL INVESTMENTS (COST $199,390,533) 99.9% ...................................               199,390,533
 OTHER ASSETS, LESS LIABILITIES .1% ............................................                   203,477
                                                                                              ------------
 NET ASSETS 100.0% .............................................................              $199,594,010
                                                                                              ============



a See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)


                                                                             THE U.S.
                                                                            GOVERNMENT
                                                                THE         SECURITIES
                                                            MONEY MARKET   MONEY MARKET
                                                              PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
Assets:
 Investments in securities, at value and cost ...........  $4,870,434,003  $ 55,005,533
 Repurchase agreements, at value and cost ...............     490,714,000   144,385,000
 Cash ...................................................           3,602         2,234
 Interest receivable ....................................      10,748,904       233,629
                                                           ----------------------------
     Total assets .......................................   5,371,900,509   199,626,396
                                                           ----------------------------
Liabilities:
 Payables:
 Affiliates .............................................         613,431        26,645
 Other liabilities ......................................          13,866         5,741
                                                           ----------------------------
     Total liabilities ..................................         627,297        32,386
                                                           ----------------------------
Net assets, at value ....................................  $5,371,273,212  $199,594,010
                                                           ----------------------------
Shares outstanding ......................................   5,371,273,212   199,594,010
                                                           ----------------------------
Net asset value per share ...............................           $1.00         $1.00
                                                           ----------------------------


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


                                                                               THE U.S.
                                                                              GOVERNMENT
                                                                   THE        SECURITIES
                                                               MONEY MARKET  MONEY MARKET
                                                                 PORTFOLIO     PORTFOLIO
                                                               --------------------------
Investment income:
 Interest .................................................    $46,480,443   $1,898,501
                                                               --------------------------
Expenses:
 Management fees (Note 3) .................................      3,945,265      169,367
 Custodian fees ...........................................         23,934        1,210
 Professional fees ........................................         23,361        8,908
 Other ....................................................        106,202        1,071
                                                               --------------------------
     Total expenses .......................................      4,098,762      180,556
     Expenses waived by affiliate (Note 3) ................       (151,731)     (11,625)
                                                               --------------------------
      Net expenses ........................................      3,947,031      168,931
                                                               --------------------------
       Net investment income ..............................     42,533,412    1,729,570
                                                               --------------------------
Net realized loss from investments ........................        (1,177)          --
                                                               --------------------------
Net increase in net assets resulting from operations ......    $42,532,235   $1,729,570
                                                               --------------------------

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                                                THE U.S. GOVERNMENT SECURITIES
                                               THE MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                              ------------------------------------------------------------------
                                                 SIX MONTHS         YEAR          SIX MONTHS          YEAR
                                                    ENDED           ENDED            ENDED            ENDED
                                              DECEMBER 31, 2002  JUNE 30, 2002  DECEMBER 31, 2002 JUNE 30, 2002
                                              ------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................  $  42,533,412   $  125,672,808     $  1,729,570     $  5,015,722
  Net realized gain (loss) from
  investments ...............................         (1,177)          83,083               --               --
                                              ------------------------------------------------------------------
     Net increase in net assets resulting
      from operations .......................     42,532,235      125,755,891        1,729,570        5,015,722
 Distributions to shareholders from net
  investment income .........................    (42,532,235) a  (125,755,891) b    (1,729,570)      (5,015,722)
 Capital share transactions (Note 2) ........    637,077,370      243,276,615      (27,082,486)      39,958,367
                                              ------------------------------------------------------------------
Net increase (decrease) in net assets .......    637,077,370      243,276,615      (27,082,486)      39,958,367
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .......................  4,734,195,842    4,490,919,227      226,676,496      186,718,129
                                              ------------------------------------------------------------------
  End of period ............................. $5,371,273,212   $4,734,195,842     $199,594,010     $226,676,496
                                              ==================================================================



a Distributions were decreased by a net realized loss from investments of $1,177. b Distributions were increased by a net realized gain from investments of $83,083.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                  THE
                                                                  THE        U.S. GOVERNMENT
                                                             MONEY MARKET   SECURITIES MONEY
                                                               PORTFOLIO    MARKET PORTFOLIO
                                                            --------------------------------
Six months ended December 31, 2002
 Shares sold .............................................  $3,481,009,225    $192,151,217
 Shares issued in reinvestment of distributions ..........      42,535,252       1,729,280
 Shares redeemed .........................................  (2,886,467,107)   (220,962,983)
                                                            --------------------------------
  Net increase (decrease) ................................  $  637,077,370    $(27,082,486)
                                                            --------------------------------
Year ended June 30, 2002
 Shares sold .............................................  $7,836,706,875    $356,762,722
 Shares issued in reinvestment of distributions ..........     125,757,515       5,017,250
 Shares redeemed .........................................  (7,719,187,775)   (321,821,605)
                                                            --------------------------------
  Net increase ...........................................  $  243,276,615    $ 39,958,367
                                                            ================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 2002, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                             PERCENTAGE OF
                                                                                 SHARES   OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...................  2,899,699,840           53.99%
Franklin Money Fund ......................................................  2,129,444,802           39.64%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..............    188,366,672            3.51%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ......    153,761,898            2.86%

At December 31, 2002, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                             PERCENTAGE OF
                                                                                  SHARES  OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------
Franklin Federal Money Fund ................................................. 138,276,250           69.28%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio .....................................................  61,317,760           30.72%

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5 , 7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. Upon reaching approximately $350 million in assets, the fund will close to all investors.

4. The fund is only open to existing shareholders as well as select retirement plans.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

     [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)      One Franklin Parkway
      INVESTMENTS             San Mateo, CA  94403-1906




SEMIANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)

FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


IFT-1 S2002 02/03

[GRAPHIC OMITTED] Printed on recycled paper


















SEMI
ANNUAL
REPORT

[GRAPHIC OMITTED]

                                                     DECEMBER 31, 2002


INSTITUTIONAL FIDUCIARY TRUST

   FRANKLIN CASH RESERVES FUND



[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

       THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON INVESTMENTS. WE ENCOURAGE
                  OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO PORTFOLIO SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.

[PHOTO OMITTED]
CHARLES B. JOHNSON
CHAIRMAN
INSTITUTIONAL FIDUCIARY TRUST

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: THE FRANKLIN CASH RESERVES FUND SEEKS A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT OBJECTIVE. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO GUARANTEE THAT IT WILL ACCOMPLISH THIS GOAL. 1
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for the Franklin Cash Reserves Fund covers the period from July 1, 2002 through December 31, 2002.

Modest economic growth, accommodative short-term interest rates, and continued volatility characterized the financial conditions in the U.S. during the six-month period under review.

As we entered the second half of 2002, there was evidence that many of the economic headwinds that led to the recession in 2001 were still present and potentially slowing the economy. After an encouraging first quarter annualized gross

CONTENTS

Shareholder Letter ...............   1

Franklin Cash
Reserves Fund ....................   5

Financial Highlights &
Statement of Investments .........   7

Financial Statements .............   9

Notes to
Financial Statements .............  12

[GRAPHIC OMITTED]
FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income

1. An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

domestic product (GDP) growth of 5.0%, the economy sputtered into the second half of 2002 on the heels of 1.3% second quarter annualized GDP growth. The recession of 2001 could be characterized as business driven, so it was natural to look to business to be the primary driver of the recovery. Nonresidential fixed investment (a measure of business expenditures) continued to fall in the period under review. In 2002, business spending was down some 5.6%. This is not entirely unexpected, as the capacity utilization rate ended the year at 75.6%, well below its 81% average over the past 20 years. With investment falling and plenty of slack in the economy, unemployment reached 6.0%, its highest level since 1994. This is of particular concern since it has been the consumer that has helped the economy maintain a moderate level of growth to date. As unemployment increased, consumer confidence fell during the period, with the October reading of the University of Michigan Consumer Sentiment Index registering at 80.6, the lowest level in nearly a decade.

While the economy faces some significant headwinds, there are several important mitigating factors. Productivity accelerated in the second half of 2002 to over 5%, as American workers produced more per unit of labor than ever before. This has enabled corporations to show consecutive quarters of earnings growth for the first time in a number of quarters. The consumer, while concerned with the economy and unemployment, continues to increase expenditures, albeit at a more moderate rate. Real estate has been an area of particular strength, as housing starts continue to rise and mortgage rates remain very low. The development of the Chinese marketplace and declining prices around the world have muted inflation for the time being, which argues for continued low interest rates. With the addition of fiscal stimulus in the form of tax cuts, there are a number of very positive factors on which to focus as we begin the New Year.

In spite of the positive signs in the economy, including third quarter GDP growth rising at an annualized rate of 4%, there continues to be a disconnect with the stock market, which registered its third consecutive annual decline. This is a result of a number of factors, but a key element in the valuation of the stock market and other assets is geopolitical risk. Current global risks are generating great uncertainty and volatility, and they can make the valuation process difficult.

While the U.S. Federal Reserve ("the Fed") does not target the stock market specifically when developing its policy, it does focus on the economy as a whole. The Fed kept the overnight federal funds rate constant at 1.75% for most of 2002 before lowering rates by 50 basis points in November to 1.25%. This move shows that the Fed, keenly aware of the risks that exist, remains vigilant and will continue to do everything it can to ensure U.S. economic vitality. With the overnight rate at 1.25%, it appears that the Fed may not have much more maneuverability. In recent speeches and papers, however, the Fed has alluded to its ability to influence the economy beyond adjusting the federal funds rate, such as by purchasing real assets in order to inject liquidity into the system.

Looking forward, we believe that the risks to the economy are such that the Fed will likely keep the federal funds rate unchanged in the first half of 2003. In fact, in December, the Fed publicly shifted its policy focus from concern over slowing economic growth to a more balanced stance, suggesting that they will probably move with the economy and, as such, need time to review additional economic indicators.

We remain vigilant and continue to invest the Portfolio's assets exclusively in the highest-quality money market securities. For example, on December 31, 2002, more than 94% of the securities purchased for the Portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's(R), two independent national credit rating agencies, with the balance rated A. 2 Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of December 31, 2002, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,



/S/ CHARLES B. JOHNSON
Charles B. Johnson
Chairman
Institutional Fiduciary Trust





2. This does not indicate a rating of the Fund.

FRANKLIN CASH RESERVES FUND



The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the "Portfolio"), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations 3
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities 3

The Portfolio's composition as a percentage of total investments on December 31, 2002, is shown to the right.




THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Commercial Paper 32.3%
U.S. Government Agency Securities 30.6%
Certificates of Deposit 28.0%
Repurchase Agreements 9.1%

3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares. You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.

PERFORMANCE SUMMARY

Reflecting the decline in short-term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 0.92% (as of June 30, 2002) and ended at 0.64% on December 31, 2002. The average weighted maturity was 63 days as of June 30, 2002, compared to 47 days as of December 31, 2002.



FRANKLIN CASH RESERVES FUND
Total Returns vs. Lipper Institutional Money Market Funds Index 4
Periods ended December 31, 2002

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                   Franklin        Lipper
                   Cash            Institutional
                   Reserves        Money market
                   Fund            Funds Index
One-Year             0.96%             7.74%
Three-Year          10.59%            12.76%
Five-Year           21.33%            24.98%






FRANKLIN CASH RESERVES FUND
Period ended December 31, 2002
---------------------------------------
Seven-day current yield 5         0.64%

Seven-day effective yield 5       0.64%

Average weighted maturity       47 days



4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2002, there were 262 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights

                                                SIX MONTHS ENDED
                                               DECEMBER 31, 2002               YEAR ENDED JUNE 30,
                                               ----------------------------------------------------------------
                                                   (UNAUDITED)   2002      2001       2000      1999      1998
                                               ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $1.00     $1.00     $1.00      $1.00     $1.00     $1.00
                                               ----------------------------------------------------------------
Income from investment operations -
 net investment income ........................        .004      .018      .052       .049      .044      .051
Less distributions from net investment income .       (.004)    (.018)    (.052)     (.049)    (.044)    (.051)
                                               ----------------------------------------------------------------
Net asset value, end of period ................       $1.00     $1.00     $1.00      $1.00     $1.00     $1.00
                                               ================================================================

Total return a ................................        .44%     1.85%     5.31%      5.07%     4.49%     5.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $187,791  $180,909  $153,223   $117,081  $135,390  $119,585
Ratios to average net assets:
 Expenses b ...................................        .90% c    .93%      .88%       .81%      .82%      .50%
 Expenses excluding waiver and
  payments by affiliate b .....................        .91% c    .94%      .89%       .82%      .82%      .77%
 Net investment income ........................        .87% c   1.80%     5.12%      4.91%     4.38%     5.14%



a Total return is not annualized for periods less than one year.
b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
c Annualized

                         See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)

                                                     SHARES        VALUE
-------------------------------------------------------------------------
MUTUAL FUNDS (COST $186,366,672) 100.3%

The Money Market Portfolio (Note 1) ..........  188,366,672  $188,366,672
OTHER ASSETS, LESS LIABILITIES (.3)% .........                   (576,067)
                                                             ------------
NET ASSETS 100.0% ............................               $187,790,605
                                                             ============

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)

Assets:
 Investments in securities, at value and cost ...........  $188,366,672
 Receivables from capital shares sold ...................     1,238,086
                                                           ------------
        Total assets ....................................   189,604,758
                                                           ------------
Liabilities:
 Payables:
Capital shares redeemed .................................     1,540,298
Affiliates ..............................................       122,854
 Other liabilities ......................................       151,001
                                                           ------------
        Total liabilities ...............................     1,814,153
                                                           ------------
Net assets, at value ....................................  $187,790,605
                                                           ============
Shares outstanding ......................................   187,790,605
                                                           ============
Net asset value per share ...............................         $1.00
                                                           ============



                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


Investment income:
 Dividends ................................................       $1,568,962
                                                                  ----------
Expenses:
 Administrative fees (Note 3) .............................          244,707
 Distribution fees (Note 3) ...............................          244,687
 Transfer agent fees (Note 3) .............................          205,465
 Reports to shareholders ..................................            3,361
 Registration and filing fees .............................           12,692
 Professional fees ........................................            7,372
 Trustees' fees and expenses ..............................            1,217
 Other ....................................................           10,485
                                                                  ----------
        Total expenses ....................................          729,986
                                                                  ----------
         Net investment income ............................          838,976
                                                                  ----------
Net increase in net assets resulting from operations ......       $  838,976
                                                                  ==========


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                               SIX MONTHS             YEAR
                                                                  ENDED              ENDED
                                                            DECEMBER 31, 2002    JUNE 30, 2002
                                                           ------------------   ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................        $    838,976        $  3,094,379
 Distributions to shareholders
  from net investment income .........................            (838,976)         (3,094,379)
 Capital share transactions (Note 2) .................           6,881,144          27,686,107
                                                             ----------------------------------
         Net increase in net assets ..................           6,881,144          27,686,107
Net assets (there is no undistributed
 net investment income at beginning or end of period):
 Beginning of period .................................         180,909,461         153,223,354
                                                             ----------------------------------
 End of period .......................................        $187,790,605        $180,909,461
                                                             ==================================


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The Fund's investment objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2002, the Fund owns 3.51% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2002, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                       SIX MONTHS           YEAR
                                          ENDED             ENDED
                                    DECEMBER 31, 2002   JUNE 30, 2002
                                   ----------------------------------

Shares sold ......................    $ 99,258,021     $ 209,309,023
Shares issued in
reinvestment of distributions ....         849,045         3,101,116
Shares redeemed ..................     (93,225,922)     (184,724,032)
                                   ----------------------------------
Net increase .....................    $  6,881,144     $  27,686,107
                                   ==================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investors Services LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $205,465, of which $132,972 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                              SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                              DECEMBER 31, 2002   ---------------------------------------------------
                                                 (UNAUDITED)      2002       2001       2000        1999        1998
                                               ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $1.00        $1.00      $1.00      $1.00       $1.00       $1.00
                                               -----------------------------------------------------------------------
Income from investment operations -
 net investment income ........................      .008         .026       .059       .056        .051        .055
Less distributions from net investment income .     (.008)       (.026)     (.059)     (.056)      (.051)      (.055)
                                               -----------------------------------------------------------------------
Net asset value, end of period ................     $1.00        $1.00      $1.00      $1.00       $1.00       $1.00
                                               =======================================================================

Total return a ................................      .82%        2.63%      6.08%      5.75%       5.18%       5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............$5,371,273   $4,734,196 $4,490,919 $4,144,043  $3,672,404  $2,043,629
Ratios to average net assets:
 Expenses .....................................      .15% b       .15%       .15%       .15%        .15%        .15%
 Expenses excluding waiver by affiliate .......      .16% b       .16%       .16%       .16%        .15%        .16%
 Net investment income ........................     1.62% b      2.56%      5.91%      5.65%       5.04%       5.50%


a Total return is not annualized for periods less than one year.
b Annualized
                                            See notes to financial statements.
14

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                             PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                 AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 27.9%

   Australia & New Zealand Banking, New York Branch, 1.76%, 1/23/03 - 1/24/03 ............ $100,000,000        $ 100,000,000
   Bank of Montreal, Chicago Branch, 1.69%, 1/15/03 ......................................   25,000,000           25,000,097
   Banque Nationale De Paris, New York Branch, 1.68%, 1/09/03 ............................   75,000,000           75,000,166
   Bayerische Landesbank, New York Branch, 1.76%, 2/25/03 - 2/26/03 ......................  100,000,000          100,001,532
   Credit Agricole, New York Branch, 1.75% - 2.73%, 1/17/03 - 3/11/03 ....................   75,000,000           75,000,000
   Dexia Bank, New York Branch, 1.31% - 1.335%, 2/07/03 - 2/18/03 ........................  125,000,000          125,001,537
   Lloyds Bank PLC, New York Branch, 1.32%, 3/18/03 - 3/19/03 ............................  100,000,000          100,001,059
   Rabobank Nederland N.V., New York Branch, 2.745% - 2.76%, 3/13/03 - 3/24/03 ...........  100,000,000           99,975,224
   Royal Bank of Canada, New York Branch, 1.82% - 2.615%, 1/14/03 - 5/30/03 ..............  125,000,000          124,995,249
   State Street Bank and Trust, Boston Branch, 1.33%, 3/03/03 - 3/04/03 ..................  100,000,000          100,001,703
   Svenska Handelsbanken, New York Branch, 1.31% - 1.67%, 1/08/03 - 2/12/03 ..............  100,000,000          100,000,678
   Toronto Dominion Bank, New York Branch, 1.65% - 1.78%, 1/10/03 - 1/27/03 ..............  125,000,000          124,999,913
   UBS AG, Stamford Branch, 1.71% - 2.825%, 1/22/03 - 3/24/03 ............................  100,000,000          100,000,290
   Wells Fargo Bank N.A., San Francisco Branch, 1.68%, 4/01/03 ...........................  100,000,000          100,091,119
   Westdeutsche Landesbank, New York Branch, 1.68% - 2.27%, 1/15/03 - 6/30/03 ............  150,000,000          149,985,131
                                                                                                              --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,500,053,698) ...................................                     1,500,053,698
                                                                                                              --------------
   COMMERCIAL PAPER 32.2%
a  Abbey National North America Corp., 1.30%, 2/13/03 - 2/14/03 ..........................  100,000,000           99,842,917
a  American International Group, 1.69%, 1/17/03 - 1/21/03 ................................  100,000,000           99,915,500
a  Bank of Montreal, 1.65%, 1/06/03 - 1/07/03 ............................................  100,000,000           99,974,792
a  Barclays U.S. Funding Corp., 1.32% - 1.52%, 2/05/03 - 3/17/03 .........................   75,000,000           74,857,361
a  Canadian Wheat Board, 1.30%, 3/17/03 - 3/28/03 ........................................   57,000,000           56,831,542
a  Coca Cola Co., 1.29% - 1.70%, 1/22/03 - 2/24/03 .......................................   94,963,000           94,836,049
a  Commonwealth Bank of Australia, 1.795% - 1.82%, 1/13/03 ...............................   73,000,000           72,955,905
a  Den Danske Corp. Inc., 1.32% - 1.67%, 1/16/03 - 2/20/03 ...............................  100,000,000           99,873,542
a  General Electric Capital Corp., 1.31%, 2/03/03 - 2/04/03 ..............................  100,000,000           99,878,097
a  Internationale Ned. U.S. Funding, 1.52%, 1/29/03 - 1/30/03 ............................  100,000,000           99,879,667
a  Nestle Capital Corp., 1.30%, 3/06/03 - 3/07/03 ........................................  100,000,000           99,767,083
a  Novartis Finance Corp., 1.24% - 1.26%, 1/06/03 - 1/30/03 ..............................   95,600,000           95,563,591
a  Pfizer Inc., 1.29%, 2/21/03 - 2/27/03 .................................................  125,000,000          124,755,437
a  Province of British Columbia, 1.70%, 1/21/03 ..........................................   21,400,000           21,379,789
a  Salomon Smith Barney Holdings, 1.15%, 1/02/03 .........................................  225,000,000          224,992,813
a  Siemens Capital Corp., 1.30%, 2/20/03 .................................................   40,000,000           39,927,775
a  Societe Generale of North America Inc., 1.33%, 2/10/03 - 2/11/03 ......................  100,000,000           99,850,375
a  Westpac Capital Corp., 1.30% - 1.34%, 3/14/03 - 4/07/03 ...............................  125,000,000          124,602,000
                                                                                                              --------------
   TOTAL COMMERCIAL PAPER (COST $1,729,684,235) ..........................................                     1,729,684,235
                                                                                                              --------------
   U.S. GOVERNMENT AGENCY SECURITIES 30.6%
   Fannie Mae, 1.23% - 1.47%, 1/02/03 - 5/14/03 ..........................................  996,564,000          993,952,614
   Federal Home Loan Bank, .75% - 1.235%, 1/02/03 - 2/07/03 ..............................  180,125,000          179,948,326
   Federal Home Loan Mortgage Corp., 1.23% - 1.695%, 1/16/03 - 4/02/03 ...................  467,646,000          466,795,130
                                                                                                              --------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,640,696,070) .........................                     1,640,696,070
                                                                                                              --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,870,434,003) ..................                     4,870,434,003
                                                                                                              --------------


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)


                                                                                                PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                       AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS 9.1%

b  ABN AMRO Bank, N.V., New York Branch, 1.20%, 1/02/03 (Maturity Value $169,915,327) ......  $169,904,000  $  169,904,000
    Collateralized by U.S. Government Agency Securities
b  Deutsche Bank Securities Inc., 1.05%, 1/02/03 (Maturity Value $60,408,524) ..............    60,405,000      60,405,000
    Collateralized by U.S. Treasury Notes
b  Morgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $60,408,624) ..................    60,405,000      60,405,000
    Collateralized by U.S. Treasury Notes
b  UBS Warburg LLC, 1.25%, 1/02/03 (Maturity Value $200,013,889) ...........................   200,000,000     200,000,000
    Collateralized by U.S. Government Agency Securities
                                                                                                            ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $490,714,000) .........................................                   490,714,000
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $5,361,148,003) 99.8% ...........................................                 5,361,148,003
   OTHER ASSETS, LESS LIABILITIES .2% ......................................................                    10,125,209
                                                                                                            ---------------
   NET ASSETS 100.0% .......................................................................                $5,371,273,212
                                                                                                            ===============


a Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
b See note 1(b) regarding repurchase agreements.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                            SIX MONTHS ENDED                  YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2002   ----------------------------------------------
                                                (UNAUDITED)     2002      2001       2000      1999      1998
                                            ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)
Net asset value, beginning of period .....         $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                            ------------------------------------------------------------------
Income from investment operations -
 net investment income ...................          .008        .024      .056       .054      .049      .054
Less distributions from net
investment income ........................         (.008)      (.024)    (.056)     (.054)    (.049)    (.054)
                                            ------------------------------------------------------------------
Net asset value, end of period ...........         $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                            ==================================================================

Total return a                                      .77%       2.43%     5.75%      5.48%     4.97%     5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)               $199,594    $226,676  $186,718   $221,993  $258,458  $263,226
Ratios to average net assets:
 Expenses                                           .15% b      .15%      .15%       .15%      .15%      .15%
 Expenses excluding waiver by affiliate             .16% b      .16%      .16%       .16%      .15%      .16%
 Net investment income                             1.53% b     2.33%     5.63%      5.36%     4.84%     5.40%


a Total return is not annualized for periods less than one year.
b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                   PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                               AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 27.6%
    U.S. Treasury Bill, 3/06/03 ................................................. $10,000,000 $  9,970,844
    U.S. Treasury Bill, 4/17/03 .................................................  10,000,000    9,951,711
    U.S. Treasury Bill, 5/01/03 .................................................   5,000,000    4,980,167
    U.S. Treasury Bill, 6/05/03 .................................................   5,000,000    4,972,983
    U.S. Treasury Bill, 6/26/03 .................................................   5,000,000    4,970,789
    U.S. Treasury Note, 4.75%, 1/31/03 ..........................................   5,000,000    5,010,258
    U.S. Treasury Note, 5.50%, 3/31/03 ..........................................   5,000,000    5,037,393
    U.S. Treasury Note, 5.50%, 5/31/03 ..........................................   5,000,000    5,061,497
    U.S. Treasury Note, 2.75%, 9/30/03 ..........................................   5,000,000    5,049,891
                                                                                              ------------
    TOTAL GOVERNMENT SECURITIES (COST $55,005,533) ..............................               55,005,533
                                                                                              ------------
    REPURCHASE AGREEMENTS 72.3%
a   ABN AMRO Bank, N.V., New York Branch, 1.05%, 1/02/03
    (Maturity Value $9,000,525) .................................................   9,000,000    9,000,000
     Collateralized by U.S. Treasury Bills
a   Banc of America Securities LLC, 1.03%, 1/02/03 (Maturity Value $9,000,515) ..   9,000,000    9,000,000
     Collateralized by U.S. Treasury Bonds
a   Barclays Capital Inc., 1.05%, 1/02/03 (Maturity Value $9,000,525) ...........   9,000,000    9,000,000
     Collateralized by U.S. Treasury Bills
a   Bear, Stearns & Co. Inc., 1.125%, 1/02/03 (Maturity Value $20,001,250) ......  20,000,000   20,000,000
     Collateralized by U.S. Treasury Notes
a   Deutsche Bank Securities Inc., 1.05%, 1/02/03 (Maturity Value $29,691,732) ..  29,690,000   29,690,000
     Collateralized by U.S. Treasury Notes
a   Dresdner Kleinwort Wasserstein Securities LLC, 1.05%, 1/02/03
    (Maturity Value $9,000,525) .................................................   9,000,000    9,000,000
     Collateralized by U.S. Treasury Bills
a   Goldman, Sachs & Co., 1.05%, 1/02/03 (Maturity Value $20,001,167) ...........  20,000,000   20,000,000
     Collateralized by U.S. Treasury Notes
a   Morgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $29,696,782) ......  29,695,000   29,695,000
     Collateralized by U.S. Treasury Notes
a   UBS Warburg LLC, 1.10%, 1/02/03 (Maturity Value $9,000,550) .................   9,000,000    9,000,000
     Collateralized by U.S. Treasury Bonds
                                                                                              ------------
    TOTAL REPURCHASE AGREEMENTS (COST $144,385,000) .............................              144,385,000
                                                                                              ------------
    TOTAL INVESTMENTS (COST $199,390,533) 99.9% .................................              199,390,533
    OTHER ASSETS, LESS LIABILITIES .1% ..........................................                  203,477
                                                                                              ------------
    NET ASSETS 100.0% ...........................................................             $199,594,010
                                                                                              ============


a See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)


                                                                   THE U.S.
                                                                  GOVERNMENT
                                                      THE         SECURITIES
                                                  MONEY MARKET   MONEY MARKET
                                                    PORTFOLIO      PORTFOLIO
                                                ------------------------------
Assets:
 Investments in securities, at value and cost .. $4,870,434,003  $ 55,005,533
 Repurchase agreements, at value and cost ......    490,714,000   144,385,000
 Cash                                                     3,602         2,234
 Interest receivable ...........................     10,748,904       233,629
                                                ------------------------------
         Total assets ..........................  5,371,900,509   199,626,396
                                                ------------------------------
Liabilities:
 Payables:
Affiliates .....................................        613,431        26,645
 Other liabilities .............................         13,866         5,741
                                                ------------------------------
         Total liabilities .....................        627,297        32,386
                                                ------------------------------
Net assets, at value ........................... $5,371,273,212  $199,594,010
                                                ==============================
Shares outstanding .............................  5,371,273,212   199,594,010
                                                ==============================
Net asset value per share ......................          $1.00         $1.00
                                                ==============================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


                                                                    THE U.S.
                                                                   GOVERNMENT
                                                        THE       SECURITIES
                                                    MONEY MARKET MONEY MARKET
                                                      PORTFOLIO    PORTFOLIO
                                                    -------------------------
Investment income:
 Interest ........................................  $46,480,443   $1,898,501
                                                    -------------------------
Expenses:
 Management fees (Note 3) ........................    3,945,265      169,367
 Custodian fees ..................................       23,934        1,210
 Professional fees ...............................       23,361        8,908
 Other ...........................................      106,202        1,071
                                                    -------------------------
        Total expenses ...........................    4,098,762      180,556
        Expenses waived by affiliate (Note 3) ....     (151,731)     (11,625)
                                                    -------------------------
         Net expenses ............................    3,947,031      168,931
          Net investment income ..................   42,533,412    1,729,570
Net realized loss from investments ...............       (1,177)          --
                                                    -------------------------
Net increase in net assets resulting
from operations ..................................  $42,532,235   $1,729,570
                                                    ========================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                                                THE U.S. GOVERNMENT SECURITIES
                                                 THE MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                             -------------------------------------------------------------------
                                               SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                  ENDED             ENDED            ENDED             ENDED
                                             DECEMBER 31, 2002  JUNE 30, 2002  DECEMBER 31, 2002   JUNE 30, 2002
                                             -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ...................... $   42,533,412   $  125,672,808     $  1,729,570     $  5,015,722
Net realized gain (loss) from investments ..         (1,177)          83,083               --               --
                                             -------------------------------------------------------------------
Net increase in net assets resulting
 from operations ...........................     42,532,235      125,755,891        1,729,570        5,015,722
 Distributions to shareholders from
 net investment income .....................    (42,532,235) a  (125,755,891) b    (1,729,570)      (5,015,722)
 Capital share transactions (Note 2) .......    637,077,370      243,276,615      (27,082,486)      39,958,367
                                             -------------------------------------------------------------------
Net increase (decrease) in net assets ......    637,077,370      243,276,615      (27,082,486)      39,958,367
Net assets (there is no undistributed
 net investment
 income at beginning or end of period):
  Beginning of period ......................  4,734,195,842    4,490,919,227      226,676,496      186,718,129
                                             -------------------------------------------------------------------
  End of period ............................ $5,371,273,212   $4,734,195,842     $199,594,010     $226,676,496
                                             ===================================================================



a Distributions were decreased by a net realized loss from investments of $1,177.
b Distributions were increased by a net realized gain from investments of $83,083.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                      THE
                                                               THE              U.S. GOVERNMENT
                                                          MONEY MARKET         SECURITIES MONEY
                                                            PORTFOLIO          MARKET PORTFOLIO
------------------------------------------------------------------------------------------------
Six months ended December 31, 2002
 Shares sold ..........................................  $3,481,009,225         $ 192,151,217
 Shares issued in reinvestment of distributions .......      42,535,252             1,729,280
 Shares redeemed ......................................  (2,886,467,107)         (220,962,983)
                                                        ----------------------------------------
  Net increase (decrease) .............................  $  637,077,370         $ (27,082,486)
                                                        ========================================
Year ended June 30, 2002
 Shares sold ..........................................  $7,836,706,875         $ 356,762,722
 Shares issued in reinvestment of distributions .......     125,757,515             5,017,250
 Shares redeemed ......................................  (7,719,187,775)         (321,821,605)
                                                        ----------------------------------------
  Net increase ........................................  $  243,276,615         $  39,958,367
                                                        ========================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 2002, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                             PERCENTAGE OF
                                                                              SHARES       OUTSTANDING SHARES
                                                                          ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..................  2,899,699,840         53.99%
Franklin Money Fund .....................................................  2,129,444,802         39.64%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .............    188,366,672          3.51%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .....    153,761,898          2.86%

At December 31, 2002, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                             PERCENTAGE OF
                                                                              SHARES       OUTSTANDING SHARES
                                                                           -----------------------------------
Franklin Federal Money Fund ..............................................   138,276,250         69.28%
Institutional Fiduciary Trust - Franklin U.S. Government
Securities Money Market Portfolio ........................................    61,317,760         30.72%


                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.
                                                                           12/02

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FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906



SEMIANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 S2002 02/03         [GRAPHIC OMITTED]       Printed on recycled paper